COMMITMENTS AND CONTINGENCIES - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Purchase obligation
2020	$ 166,805
2021	16,242
2022	10,828
2023	5,414
2024 and onwards	10,828
Total minimum payments	$ 210,117